Common shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Jun. 28, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024
Equity [Abstract]
Shares repurchased (in shares)		2,500,000		5,100,000
Weighted average share price (in usd per share)		$ 50.68		$ 47.87
Share repurchase		$ 125	$ 119	$ 244
Treasury stock, shares, cancelled (in shares)	5,250,707
Treasury stock, additional shares, cancelled (in shares)	1,556